Summary of Significant Accounting Policies - Additional Information (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) Customer $ / shares	Sep. 30, 2024 USD ($) Customer	Sep. 30, 2025 USD ($) Customer $ / shares	Sep. 30, 2024 USD ($) Customer	Dec. 31, 2024 USD ($) Customer $ / shares shares	Dec. 31, 2023 USD ($) Customer $ / shares
Concentration Risk [Line Items]
Common stock, par value | $ / shares		$ 0.000001		$ 0.000001		$ 0.000001	$ 0.000001
Conversion of redeemable convertible preferred stock to common stock on initial public offering, Shares | shares	12,729,240					12,729,349
Issued shares of common stock upon exercise of warrants | shares	424,033
Stock issued in settlement of RSUs | shares	34,254
Deferred offering costs		$ 2,800,000		$ 2,800,000
Total fair value of nonmonetary transaction				1,600,000		$ 1,600,000
Accounts receivable, allowance for credit loss						0	$ 0
Allowance for sales returns and allowances						1,000,000	1,400,000
Research and development expense		8,889,000	$ 9,568,000	26,474,000	$ 28,395,000	37,168,000	44,020,000
Unrecognized tax benefits						0	1,000,000
Income tax examination, penalties and interest expense						0	0
Income tax examination, penalties and interest accrued						0	0
Deemed dividends		$ 0	$ 305,000	$ 0	$ 2,724,000	$ 2,724,000	$ 1,941,000
Initial Public Offering
Concentration Risk [Line Items]
Net proceeds from initial public offering	$ 102,700,000
Number of shares, issued | shares	4,600,000
Common stock, par value | $ / shares	$ 0.000001
Underwriting discounts and commissions	$ 7,700,000
Conversion of redeemable convertible preferred stock to common stock on initial public offering, Shares | shares	12,729,240
Over Allotment Option
Concentration Risk [Line Items]
Number of shares, issued | shares	600,000
Accounts Receivable | Customer Consentration Risk
Concentration Risk [Line Items]
Number of customers | Customer		3	3	3	3	3	2
Accounts Receivable | Customer One | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent				38.00%	61.00%	49.00%	60.00%
Accounts Receivable | Customer Two | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent				26.00%	17.00%	19.00%	31.00%
Accounts Receivable | Customer Three | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent				11.00%	10.00%	13.00%
Net Sales | Customer Consentration Risk
Concentration Risk [Line Items]
Number of customers | Customer		3	3	3	3	3	3
Net Sales | Customer One | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent		41.00%	47.00%	39.00%	37.00%	41.00%	30.00%
Net Sales | Customer Two | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent		26.00%	26.00%	28.00%	23.00%	24.00%	32.00%
Net Sales | Customer Three | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent		21.00%	14.00%	18.00%	20.00%	21.00%	17.00%